CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Interest and dividend income:
Loans, including fees (Note 6)	¥ 945,784	¥ 1,093,463	¥ 1,482,824
Investments:
Interest	174,538	203,744	269,529
Dividends	73,573	74,226	97,395
Trading account assets	203,817	204,088	287,458
Call loans and funds sold	4,960	3,432	8,937
Receivables under resale agreements and securities borrowing transactions	48,903	44,147	199,966
Deposits	8,609	9,182	38,082
Total interest and dividend income	1,460,184	1,632,282	2,384,191
Interest expense:
Deposits	134,495	195,543	487,470
Debentures	6,533	11,960	17,594
Trading account liabilities	31,370	30,743	18,028
Call money and funds purchased	8,522	10,948	48,259
Payables under repurchase agreements and securities lending transactions	62,622	46,104	257,338
Other short-term borrowings	14,499	24,958	69,820
Long-term debt	190,816	207,903	203,506
Total interest expense	448,857	528,159	1,102,015
Net interest income	1,011,327	1,104,123	1,282,176
Provision (credit) for loan losses (Notes 6 and 7)	647	222,102	567,396
Net interest income after provision (credit) for loan losses	1,010,680	882,021	714,780
Noninterest income:
Fees and commissions (Note 28)	582,100	586,408	560,539
Foreign exchange gains (losses)-net (Note 4)	55,998	(1,311)	23,769
Trading account gains-net (Note 4)	206,016	421,593	122,018
Investment gains (losses)-net (Note 5)	70,468	66,763	(462,207)
Gains on disposal of premises and equipment	13,537	27,543	23,359
Other noninterest income (Notes 3, 22 and 31)	108,413	229,851	184,749
Total noninterest income	1,036,532	1,330,847	452,227
Noninterest expenses:
Salaries and employee benefits (Note 22)	552,348	592,520	495,943
General and administrative expenses	500,369	496,987	499,441
Impairment of goodwill (Note 9)	9,379
Occupancy expenses	169,916	172,160	177,646
Fees and commission expenses	96,113	91,621	105,744
Provision (credit) for losses on off-balance-sheet instruments (Note 25)	4,443	(24,107)	83,628
Other noninterest expenses (Notes 6, 24 and 31)	103,287	197,232	162,699
Total noninterest expenses	1,435,855	1,526,413	1,525,101
Income (loss) before income tax expense (benefit)	611,357	686,455	(358,094)
Income tax expense (benefit) (Note 21)	193,227	(360,195)	761,908
Net income (loss)	418,130	1,046,650	(1,120,002)
Less: Net income (loss) attributable to noncontrolling interests	5,461	46,961	(61,555)
Net income (loss) attributable to MHFG shareholders	¥ 412,669	¥ 999,689	¥ (1,058,447)
Earnings per common share (Note 20):
Basic net income (loss) per common share	¥ 20.44	¥ 70.55	¥ (95.96)
Diluted net income (loss) per common share	¥ 19.22	¥ 61.64	¥ (95.96)